Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Number of reportable operating segment	1
Goodwill impairment charge	$ 0	$ 0	$ 0
Total accumulated goodwill impairment	89,700,000
Intangible assets, net		805,000
Amortization of intangible assets	$ 805,000	$ 2,457,000	$ 3,685,000